Benefit Plans - Pension Plans with Accumulated Benefit Obligation or Projected Benefit Obligation in Excess of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
U.S. Pension Plans
Pension plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	$ 158,063	$ 572,068
Fair value of plan assets	85,332	408,837
Pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	87,147	572,068
Fair value of plan assets	15,499	408,837
Accumulated benefit obligation	77,165	539,453
Non-US Pension Plans
Pension plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	436,652	89,503
Fair value of plan assets	222,387	10,934
Pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	431,271	89,503
Fair value of plan assets	217,174	10,934
Accumulated benefit obligation	$ 420,044	$ 86,431